Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jul. 11, 2025	Jul. 10, 2025	Dec. 31, 2024	Sep. 30, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, authorized (in shares)	30,000,000	30,000,000			30,000,000	30,000,000
Preferred stock, issued (in shares)	0	0			18,406,857
Preferred stock, outstanding (in shares)	0	0			18,406,857
Preferred stock, liquidation preference	$ 0	$ 0			$ 25,405
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)	300,000,000	150,000,000	150,000,000	45,000,000	150,000,000
Common stock, issued (in shares)	75,264,045	73,701,176			9,286,235
Common stock, outstanding (in shares)	75,264,045	73,701,176			7,943,585